ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2012
Advances To Suppliers [Abstract]
Advances To Suppliers Disclosure [Text Block]
4.             ADVANCES TO SUPPLIERS

The Company advances to certain vendors for the purchase of materials. As of December 31, 2012, 2011 and 2010, the advances to suppliers amounted to $3,566,706, $8,955,688 and 3,523,727, respectively.